Risk management - Structural market risk - Structural VaR (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Diversification effect
Main market risk metric
VaR	€ (11.8)	€ (9.9)	€ (11.5)
Diversification effect | Minimum
Main market risk metric
VaR	(6.0)
Diversification effect | Average
Main market risk metric
VaR	(13.1)	(8.2)	(9.3)
Diversification effect | Maximum
Main market risk metric
VaR	(15.8)
Exchange rate
Main market risk metric
VaR	6.0	2.6	6.2
Exchange rate | Minimum
Main market risk metric
VaR	2.6
Exchange rate | Average
Main market risk metric
VaR	5.9	3.9	3.9
Exchange rate | Maximum
Main market risk metric
VaR	12.9
Equities
Main market risk metric
VaR	3.1	4.8	2.8
Equities | Minimum
Main market risk metric
VaR	2.1
Equities | Average
Main market risk metric
VaR	4.4	2.9	2.4
Equities | Maximum
Main market risk metric
VaR	€ 14.7
Banking Book | Structural risks
Main market risk metric
VaR percentage	99.00%
Time horizon	1 day
VaR	€ 903.1	729.1	556.8
Banking Book | Structural risks | Minimum
Main market risk metric
VaR	611.4
Banking Book | Structural risks | Average
Main market risk metric
VaR	911.0	511.4	568.5
Banking Book | Structural risks | Maximum
Main market risk metric
VaR	1,192.1
Banking Book | Diversification effect
Main market risk metric
VaR	(263.4)	(402.0)	(267.7)
Banking Book | Diversification effect | Minimum
Main market risk metric
VaR	(227.2)
Banking Book | Diversification effect | Average
Main market risk metric
VaR	(349.8)	(304.2)	(325.0)
Banking Book | Diversification effect | Maximum
Main market risk metric
VaR	(261.0)
Banking Book | Interest rate
Main market risk metric
VaR	345.5	629.7	319.5
Banking Book | Interest rate | Minimum
Main market risk metric
VaR	345.5
Banking Book | Interest rate | Average
Main market risk metric
VaR	465.1	345.6	337.1
Banking Book | Interest rate | Maximum
Main market risk metric
VaR	581.9
Banking Book | Exchange rate
Main market risk metric
VaR	502.6	331.7	324.9
Banking Book | Exchange rate | Minimum
Main market risk metric
VaR	317.8
Banking Book | Exchange rate | Average
Main market risk metric
VaR	499.9	308.1	338.9
Banking Book | Exchange rate | Maximum
Main market risk metric
VaR	547.0
Banking Book | Equities
Main market risk metric
VaR	318.5	169.8	180.1
Banking Book | Equities | Minimum
Main market risk metric
VaR	175.3
Banking Book | Equities | Average
Main market risk metric
VaR	295.9	€ 161.9	€ 217.6
Banking Book | Equities | Maximum
Main market risk metric
VaR	€ 324.2